Share options and warrants - Reconciliation of outstanding warrants (Details) - Warrants	12 Months Ended
	Jun. 30, 2026 EquityInstruments £ / shares	Jun. 30, 2025 EquityInstruments £ / shares
Share options and warrants
Number of warrants, Outstanding, Beginning balance | EquityInstruments	6,304,023	21,106,446
Number of warrants, Granted during the year | EquityInstruments		4,209,027
Number of warrants, Exercised | EquityInstruments	(2,214,996)	(18,908,700)
Number of warrants, Lapsed | EquityInstruments		(102,750)
Number of warrants, Outstanding, Ending balance | EquityInstruments	4,089,027	6,304,023
Number of warrants, Exercisable | EquityInstruments	4,089,027	6,304,023
Weighted average exercise price of warrants, Outstanding, Beginning balance | £ / shares	£ 0.31	£ 0.14
Weighted average exercise price of warrants, Granted during the year | £ / shares		0.4
Weighted average exercise price of warrants, Exercised | £ / shares	0.15	0.18
Weighted average exercise price of warrants, Lapsed | £ / shares		0.17
Weighted average exercise price of warrants, Outstanding, Ending balance | £ / shares	0.4	0.31
Weighted average exercise price of warrants, Exercisable | £ / shares	£ 0.4	£ 0.31